Fair Value (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis In Level 3) (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Millions, unless otherwise specified					3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2011 Level 3 [Member]	Mar. 31, 2012 Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Maximum [Member] Level 3 [Member]	Mar. 31, 2012 Excess Earnings Method Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Excess Earnings Method Maximum [Member] Level 3 [Member]	Mar. 31, 2012 Relief From Royalty Method Minimum [Member] Level 3 [Member]	Mar. 31, 2012 Relief From Royalty Method Maximum [Member] Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	¥ 227,311	¥ 31,114	¥ 227,311	¥ 31,114
Goodwill	¥ 87,379		¥ 87,379
Residual value ratio					12.20%	43.90%
Capitalization rate							8.00%	15.00%	8.00%	15.00%
Weighted average cost of capital					5.40%	7.90%
Market multiple of EBITDA					4.4	8.3
Selected multiple of EBITDA					9.0	10.0